INCOME TAXES (Details Narrative)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%
Statutory income tax	$ (614,886)	$ (78,832)		$ (171,599)	$ (162,770)
Income tax expense				2,509
Net operating losses	$ 7,053,024			3,494,218		$ 90,234
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	17.00%	17.00%	17.00%
Foreign income tax rate	75.00%	75.00%	75.00%
Statutory income tax	$ 57,990		$ 10,000
Exempted from income tax rate	50.00%	50.00%	50.00%
Exempted from income tax	$ 1,101,810		$ 190,000
Income tax expense	$ 0			$ 0	$ 0